Share capital - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Profit (loss), attributable to owners of parent	$ 28,938	$ 56,852
Dilutive impact of gain on fair value of convertible notes	(10,651)	0
Diluted net income for the year (attributable to shareholders of the Company)	$ 18,287	$ 56,852
Basic weighted average number of shares outstanding (in shares)	986,755	976,366
Effect of dilutive convertible notes (in shares)	49,393	0
Effect of dilutive securities, stock options (in shares)	10,762	14,627
Effect of dilutive securities, restricted share units (in shares)	458	420
Diluted weighted average number of shares outstanding (in shares)	1,047,368	991,413
Earnings (loss) per share (attributable to Shareholders of the Company), Basic (in USD per share)	$ 0.03	$ 0.06
Earnings (loss) per share (attributable to Shareholders of the Company), Diluted (in USD per share)	$ 0.02	$ 0.06